SHARE CAPITAL (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	15,000,000	20,000,000	25,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	806,000,000	772,000,000	751,000,000
Effect of dilutive options (in shares)	11,000,000	13,000,000	10,000,000
Diluted weighted average shares outstanding	817,000,000	785,000,000	761,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per share calculation (in shares)	6,327,500	5,733,000	48,000
Weighted average exercise price of antidilutive securities (in canadian dollars per share)	44.85	38.32	32.02